INCOME TAXES - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Income tax benefit	$ 1,288	$ 28,204	$ (1,797)
Alternative minimum tax credit carry forwards		$ 100
Minimum
Income Taxes [Line Items]
Deferred tax liabilities reverse over lives period		100 years
Maximum
Income Taxes [Line Items]
Deferred tax liabilities reverse over lives period		300 years
Federal
Income Taxes [Line Items]
Income tax benefit		$ 7,500
Net operating loss carryforwards		423,000
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards		$ 542,000